SERIES A PREFERRED UNITS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Athena Technology Solutions Holdings, LLC
Temporary Equity [Line Items]
SERIES A PREFERRED UNITS
NOTE 11. SERIES A PREFERRED UNITS
In December 2025, the Company entered into a Unit Purchase Agreement with two investors pursuant to which the Company issued 100,000 Series A preferred units for aggregate cash proceeds of $100.0 million. The transaction closed in December 2025, at which time the investors executed a joinder to the Limited Liability Company Agreement (“LLC Agreement”) and became members of the Company. Contemporaneously with the closing of the Unit Purchase Agreement, the Company amended and restated its LLC Agreement to confer the agreed upon rights and obligations to the holders of the Series A preferred units.
Under the LLC Agreement, the Series A preferred units accrue a preferred return at a rate of 5.0% per annum through June 4, 2027, compounding annually. The preferred return is added to each holder’s Series A preferred capital and included in the unreturned Series A preferred capital balance. If a qualified public offering has not occurred prior to June 4, 2027 then the preferred return rate increases to 8% for the next
12-month
period, with an additional 1% increase in the preferred return rate on June 4, 2028 and June 4, 2029. Holders of Series A preferred units have a liquidation and dividend preference over all other unitholders, until they have received all accrued returns and return of the initial capital.
The Series A preferred units also provide holders with certain conversion rights. Upon the occurrence of a liquidity event, the Series A preferred investors may elect to convert all outstanding Series A preferred units into Class A units at a conversion price determined by reference to 80% of the fair market value of a Class A unit. In a liquidity event, which would include a qualified public offering, the Series A preferred unitholders are not eligible to receive the preferred return and the conversion shares are calculated by dividing any unreturned capital contributions by 80% of the initial public offering price. The right to convert upon various liquidity events, including a qualified public offering, represents an embedded derivative required to be accounted for separately from the Series A preferred units and remeasured at fair value at each reporting date, with the changes in fair value recorded through earnings.
Beginning on the fifth anniversary of issuance, the Series A preferred investors may require the Company to redeem all outstanding Series A preferred units for cash at their liquidation value, subject to applicable legal and contractual restrictions (the “Investor Put Right”).
The Company also has the right, at its discretion, to redeem all or a portion of the outstanding Series A preferred units: (i) at any time between December 4, 2027 and June 1, 2030, or (ii) at any time on or after June 1, 2031.
The redemption price per Series A preferred unit is determined formulaically based on the liquidation value at the time and the date of redemption, as follows:

•	on or before December 4, 2028, the redemption price is 102% of the liquidation value of each Series A preferred unit being redeemed.

•	after December 4, 2028 but on or before December 4, 2029, the redemption price is 101% of the liquidation value of each Series A preferred unit being redeemed.

•	on or after December 4, 2029, the redemption price is equal to the liquidation value of each Series A preferred unit being redeemed.
If any required redemption is delayed beyond 180 days due to applicable restrictions, the Series A preferred rate increases to 15% per annum. Following a public offering, holders are entitled to short-form demand registration rights.
Except as specifically provided in the LLC Agreement, the Series A preferred units do not confer general voting rights.

The Series A preferred units are classified as mezzanine equity in the consolidated balance sheets because they are redeemable at the option of the holders, pursuant to the Investor Put Right. The $100.0 million fair value at issuance (net of $80 thousand of issuance costs) was allocated between the Series A preferred units and the derivative liability, with the net proceeds first allocated to the derivative at its estimated fair value of $20.0 million and the remainder of $79.9 million allocated to the Series A preferred units. As of December 31, 2025, the Company increased the carrying value of the Series A preferred units to $80.4 million, which represents their maximum redemption value ($1,000 per unit, plus the preferred return of $0.4 million for the year ended December 31, 2025), less the estimated initial fair value of the derivative liability.
During the three months ended March 31, 2026, the Company entered into two Unit Purchase Agreements with Radz Capital AEVEX Holdings Inc., pursuant to which the Company issued 15,342 Series A preferred units under the LLC Agreement for aggregate cash proceeds of $15.3 million. The transactions closed during the three months ended March 31, 2026. Mr. Raduenz, Executive Chairman of the Company, is the President of Radz Capital AEVEX Holdings Inc. The $15.3 million fair value at issuance (net of $25 thousand of issuance costs) was allocated between the Series A preferred units and the derivative liability, with the net proceeds first allocated to the derivative at its estimated fair value of $3.1 million and the remainder of $12.2 million allocated to the Series A preferred units.
As of March 31, 2026, the Company increased the carrying value of the 115,342 Series A preferred units to $93.9 million, which represents their maximum redemption value ($1,000 per unit, plus the preferred return of $1.7 million since issuance), less the estimated initial fair value of the derivative liability. During the three months ended March 31, 2026, the Company recognized preferred units accretion of $1.4 million as an increase in the carrying value of the Series A preferred units and a decrease in members’ equity. During the three months ended March 31, 2026, the Company recognized a $2.4 million increase in the estimated fair value of the derivative liability in the consolidated statements of operations.

17.	Series A Preferred Units
In December 2025, the Company entered into a Unit Purchase Agreement with two investors pursuant to which the Company issued 100,000 Series A preferred units for aggregate cash proceeds of $100,000. The transaction closed in December 2025, at which time the investors executed a joinder to the Limited Liability Company Agreement (the “LLC Agreement”) and became members of the Company. Contemporaneously with the closing of the Unit Purchase Agreement, the Company amended and restated its LLC Agreement to confer the agreed upon rights and obligations to the holders of the Series A preferred units.
Under the LLC Agreement, the Series A preferred units accrue a preferred return at a rate of 5.0% per annum through June 4, 2027, compounding annually. The preferred return is added to each holder’s Series A preferred capital and included in the unreturned Series A preferred capital balance. If a qualified public offering has not occurred prior to June 4, 2027 then the preferred return rate increases to 8% for the next
12-month
period, with an additional 1% increase in the preferred return rate on June 4, 2028 and June 4, 2029. Holders of Series A preferred units have a liquidation and dividend preference over all other unitholders, until they have received all accrued returns and return of the initial capital.
The Series A preferred units also provide holders with certain conversion rights. Upon the occurrence of a liquidity event, the Series A preferred investors may elect to convert all outstanding Series A preferred units into Class A units at a conversion price determined by reference to 80% of the fair market value of a Class A unit. In a liquidity event, which would include a qualified public offering, the Series A preferred unitholders are not eligible to receive the preferred return and the conversion shares are calculated by dividing any unreturned capital contributions by 80% of the initial public offering price. The right to convert upon various liquidity events, including a qualified public offering, represents an embedded derivative required to be accounted for separately from the Series A preferred units and remeasured at fair value at each reporting date, with the changes in fair value recorded through earnings.
Beginning on the fifth anniversary of issuance, the Series A preferred investors may require the Company to redeem all outstanding Series A preferred units for cash at their liquidation value, subject to applicable legal and contractual restrictions (the “Investor Put Right”).
The Company also has the right, at its discretion, to redeem all or a portion of the outstanding Series A preferred units: (i) at any time between December 4, 2027 and June 1, 2030, or (ii) at any time on or after June 1, 2031.
The redemption price per Series A preferred unit is determined formulaically based on the liquidation value at the time and the date of redemption, as follows:

•	on or before December 4, 2028, the redemption price is 102% of the liquidation value of each Series A preferred unit being redeemed.

•	after December 4, 2028 but on or before December 4, 2029, the redemption price is 101% of the liquidation value of each Series A preferred unit being redeemed.

•	on or after December 4, 2029, the redemption price is equal to the liquidation value of each Series A preferred unit being redeemed.
If any required redemption is delayed beyond 180 days due to applicable restrictions, the Series A preferred rate increases to 15% per annum. Following a public offering, holders are entitled to short-form demand registration rights.
Except as specifically provided in the LLC Agreement, the Series A preferred units do not confer general voting rights.
The Series A preferred units are classified as mezzanine equity in the consolidated balance sheet because they are redeemable at the option of the holders, pursuant to the Investor Put Right. The $100,000 fair value at issuance (net of $80 of issuance costs) was allocated between the Series A preferred units and the embedded derivative, with the net proceeds first allocated to the derivative at its estimated fair value of $19,999 and the remainder of $79,921 allocated to the Series A preferred units. As of December 31, 2025, the Company increased the carrying value of the Series A preferred units to $80,371, which represents their maximum redemption value ($1 per unit, plus the preferred return of $370 for the year ended December 31, 2025), less the estimated fair value of the embedded derivative. This resulted in the $450 increase in the carrying value of the Series A preferred units since issuance, with a corresponding decrease in members’ equity.